Remuneration of Auditors	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Remuneration of Auditors

NOTE 22. REMUNERATION OF AUDITORS

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	274,078	258,570	234,250
Other audit and assurance services in relation to regulatory filings overseas	22,950	—	200,000

Total remuneration of PricewaterhouseCoopers Australia	297,028	258,570	434,250